TAXATION - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
(Loss)/income before income taxes	¥ 1,126,750	$ 163,364	¥ 514,792	¥ (6,240,791)
Income tax (benefits)/expenses computed at PRC statutory income tax rate of 25%	(281,688)	(40,841)	(128,698)	1,560,198
Additional deduction for R&D expenses	(13,516)	(1,960)	(11,095)	(9,108)
Non-deductible share-based compensation expenses	(80,440)	(11,663)	(58,581)	(5,507)
Non-deductible expenses and non-taxable income	9,967	1,445	(9,415)	(24,495)
Defer tax assets writeoff related to closure entities	8,266	1,198
Recognition of uncertain tax benefits	29,325	4,252
Change of valuation allowance	(220,774)	(32,009)	(60,352)	(164,850)
Effect of preferential tax rate	18,626	2,701	158,362	(9,395)
Effect of International tax rates	(76,378)	(11,074)	155,242	(727,446)
Prior-year tax filing difference	16,258	2,357	(3,792)	188
Income tax (benefits)/expenses	¥ (638,504)	$ (92,574)	¥ 63,861	¥ 637,801